13. Warrants (Details - Warrant outstanding) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Warrants outstanding, beginning balance	6,614,287	6,614,287
Warrants granted	0	0
Warrants exercised	0	0
Warrants expired	0	0
Warrants outstanding, ending balance	6,614,287	6,614,287
Warrants exercisable	6,614,287	6,414,287
Weighted average exercise price - Warrants outstanding, beginning balance	$ 0.21	$ 0.21
Weighted average exercise price - Warrants granted		0.00
Weighted average exercise price - Warrants exercised		0.00
Weighted average exercise price - Warrants expired		0.00
Weighted average exercise price - Warrants outstanding, ending balance	0.21	0.21
Weighted average exercise price - Warrants exercisable	$ 0.21	$ 0.21